Average Annual Total Returns - Ashmore Emerging Markets Small-Cap Equity Fund	Institutional 1-Year	Institutional 5-Year	Institutional Since Inception	Institutional Inception Date	Institutional Return After Taxes on Distributions 1-Year	Institutional Return After Taxes on Distributions 5-Year	Institutional Return After Taxes on Distributions Since Inception	Institutional Return After Taxes on Distributions Inception Date	Institutional Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Institutional MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Institutional MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Institutional MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Class A 1-Year	Class A 5-Year	Class A Since Inception	Class A Inception Date	Class A MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Class A MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Class A MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Class C 1-Year	Class C 5-Year	Class C Since Inception	Class C Inception Date	Class C MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Class C MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Class C MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	43.40%	12.68%	8.59%	Oct. 04, 2011	43.40%	12.46%	7.80%	Oct. 04, 2011	25.70%	10.08%	6.61%	Oct. 04, 2011	19.29%	8.18%	6.30%	43.01%	12.41%	6.35%	Feb. 01, 2012	19.29%	8.18%	4.91%	42.11%	11.59%	6.89%	Aug. 24, 2012	19.29%	8.18%	5.36%